Operating Leases - Summary of Components of Lease Expense (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Lease Cost [Abstract]
Operating lease cost	¥ 72,020	¥ 45,339	¥ 23,357
Lease cost for leases with terms less than one year	26,684	10,451	3,183
Total lease cost	¥ 98,704	¥ 55,790	¥ 26,540